Divestitures	12 Months Ended
Dec. 31, 2014
Divestitures [Abstract]
Divestitures

NOTE 4 – DIVESTITURES

On December 27, 2014, the Company entered into an agreement with Ventas, Inc. (“Ventas”) to transition the operations under the leases for nine non-strategic nursing centers (the “2014 Expiring Facilities”). Each lease will terminate when the operation of such nursing center is transferred to a new operator, which is expected to occur during 2015. The current lease term for eight of these nursing centers is scheduled to expire on April 30, 2018. The current lease term for the ninth of these nursing centers is scheduled to expire on April 30, 2020. The Company will continue to operate these facilities until operations are transferred. For accounting purposes, the 2014 Expiring Facilities qualified as assets held for sale and the Company reflected the operating results as discontinued operations in the accompanying consolidated statement of operations for all historical periods. Under the terms of the agreement, the Company incurred a $40 million termination fee in exchange for the early termination of the leases, which was paid to Ventas in January 2015. The early termination fee was accrued as rent expense in discontinued operations in 2014 and is included in other accrued liabilities on the balance sheet at December 31, 2014.

NOTE 4 – DIVESTITURES (Continued)

The 2014 Expiring Facilities contain 903 licensed nursing center beds and generated revenues of approximately $62 million for the year ended December 31, 2014. The current annual rent for these facilities approximates $10 million.

During 2014, the Company either closed, divested or terminated the lease for operations of three TC hospitals and two nursing centers. The Company recorded a net loss on divestiture of $0.7 million ($0.4 million net of income taxes) for the year ended December 31, 2014 related to these divestitures.

The Company allowed the lease to expire on a TC hospital during 2014 resulting in a loss on divestiture primarily related to a write-off of an indefinite-lived intangible asset of $3.4 million ($2.1 million net of income taxes) for the year ended December 31, 2014.

On September 30, 2013, the Company entered into agreements with Ventas to exit 60 nursing centers (collectively, the “2013 Expiring Facilities”). The lease term for the 2013 Expiring Facilities was initially scheduled to expire in April 2015. See Note 11. Under the terms of the agreements, the lease term for the 2013 Expiring Facilities expired on September 30, 2014, unless the Company and Ventas were able to transfer the operations earlier; provided, however, that the Company was obligated to continue to operate any 2013 Expiring Facility not transferred by December 31, 2014 for a limited amount of time and under certain reduced rent obligations provided for in the agreements. The Company transferred the operations of all of the 2013 Expiring Facilities to new operators during the year ended December 31, 2014. Another facility was closed and its operating license and equipment were sold during the year ended December 31, 2014. Proceeds from the sale of equipment and inventory for the 2013 Expiring Facilities totaled $15.0 million for the year ended December 31, 2014. For accounting purposes, the 2013 Expiring Facilities qualified as assets held for sale and the Company reflected the operating results as discontinued operations in the accompanying consolidated statement of operations for all historical periods. Under the terms of the agreements, the Company paid $20 million to Ventas in exchange for the early termination of certain leases. The early termination payment was recorded as rent expense in discontinued operations in 2013. The disposal group was measured at its fair value less cost to sell and the Company recorded an asset impairment charge of $7.9 million ($4.8 million net of income taxes) during the year ended December 31, 2013 related to leasehold improvements in the 2013 Expiring Facilities.

In September 2013, the Company completed the sale of 15 non-strategic hospitals and one nursing center (the “Vibra Facilities”) for $187 million to an affiliate of Vibra Healthcare, LLC. The net proceeds of approximately $180 million from this transaction were used to reduce the Company’s borrowings under its Prior ABL Facility (as defined herein).

The Company recorded a loss on divestiture of $10.0 million ($6.3 million net of income taxes) and $93.9 million ($73.7 million net of income taxes) for the years ended December 31, 2014 and December 31, 2013, respectively, related to the Vibra Facilities. The loss on divestiture for the year ended December 31, 2014 related to an allowance for the settlement of disposed working capital under the terms of the sale agreement. The loss on divestiture for the year ended December 31, 2013 included a $68.7 million write-off of goodwill, which was allocated based upon the relative fair value of the Vibra Facilities, and a $21.0 million write-off of intangible assets.

In July 2013, the Company completed the sale of seven non-strategic nursing centers (the “Signature Facilities”) for approximately $47 million to affiliates of Signature Healthcare, LLC. The proceeds from this transaction were used to reduce the Company’s borrowings under its Prior ABL Facility. The Company recorded a loss on divestiture of $1.7 million ($1.0 million net of income taxes) for the year ended December 31, 2013 related to the Signature Facilities.

During the fourth quarter of 2013, the Company recorded a loss on divestiture of $9.0 million ($5.5 million net of income taxes) related to the planned disposition of a TC hospital. The loss on divestiture consisted of a real estate write-down of $8.6 million and a write-off of $0.4 million of goodwill, both based upon the relative fair value of the hospital.

On April 27, 2012, the Company announced that it would not renew seven renewal bundles containing 54 nursing centers (the “2012 Expiring Facilities”) under operating leases with Ventas that expired on April 30, 2013. The Company transferred the operations of all of the 2012 Expiring Facilities to new operators during 2013. The Company received cash proceeds of $13.5 million for the year ended December 31, 2013 for the sale of property and equipment and inventory related to the 2012 Expiring Facilities.

During 2012, the Company sold one TC hospital and closed two additional TC hospitals resulting in loss on divestiture aggregating $7.8 million ($4.7 million net of income taxes).

NOTE 4 – DIVESTITURES (Continued)

The results of operations and losses on divestiture of operations, net of income taxes, for the above dispositions or planned dispositions were reclassified to discontinued operations in the accompanying consolidated statement of operations for all historical periods.

During 2013, in connection with the closing of a TC hospital reported as continuing operations, the Company recorded costs of $6.0 million ($3.9 million net of income taxes) primarily consisting of a write-off of an indefinite-lived intangible asset of $3.2 million, a write-off of $1.1 million of goodwill based upon the relative fair value of the hospital and a $1.4 million fair value adjustment of real estate.

In addition, for the years ended December 31, 2014 and December 31, 2013, the Company recorded write-offs of property and equipment of $0.2 million and of an indefinite-lived intangible asset of $0.5 million, respectively, associated with closing home health locations reported as continuing operations.